Document and Entity Information	Apr. 29, 2022
Cover [Abstract]
Entity Registrant Name	APACHE CORP
Amendment Flag	false
Entity Central Index Key	0000006769
Document Type	8-K
Document Period End Date	Apr. 29, 2022
Entity Incorporation State Country Code	DE
Entity File Number	1-4300
Entity Tax Identification Number	41-0747868
Entity Address, Address Line One	2000 Post Oak Boulevard
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77056-4400
City Area Code	(713)
Local Phone Number	296-6000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false